Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
Note 3:	Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  We hold fixed maturity and equity securities that are carried at fair value.

Fair value measurements are generally based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information.  We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All assets and liabilities carried at fair value are required to be classified and disclosed in one of the following three categories:

·	Level 1 - Quoted prices for identical instruments in active markets.

·
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active and model-derived valuations whose inputs or whose significant value drivers are observable.

·	Level 3 - Instruments whose significant value drivers are unobservable.

Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as U.S. Treasury securities, publicly traded mutual fund investments and individual stocks.

Level 2 includes those financial instruments that are valued by independent pricing services or broker quotes.  These models are primarily industry-standard models that consider various inputs, such as interest rates, credit spreads and foreign exchange rates for the underlying financial instruments.  All significant inputs are observable, or derived from observable information in the marketplace or are supported by observable levels at which transactions are executed in the marketplace.  Financial instruments in this category primarily include corporate fixed maturity securities, U.S. Government-sponsored enterprise securities, municipal securities and certain mortgage and asset-backed securities.

Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker prices utilizing significant inputs not based on, or corroborated by, readily available market information.  This category consists of two private placement mortgage-backed securities where we cannot corroborate the significant valuation inputs with market observable data.

The following table sets forth our assets and liabilities that are measured at fair value on a recurring basis as of the date indicated.

	December 31, 2011
				Total
Available-for-sale investments	Level 1	Level 2	Level 3	Fair Value
	(In thousands)
Financial assets:
Fixed maturities:
U.S. Treasury and U.S. Government-sponsored enterprises	$13,958	146,817	-	160,775
Corporate	-	184,545	-	184,545
Municipal bonds	-	159,942	-	159,942
Mortgage-backed	-	8,390	459	8,849
Foreign governments	-	142	-	142
Total fixed maturities	13,958	499,836	459	514,253
Equity securities:
Stock mutual funds	12,725	-	-	12,725
Bond mutual funds	31,414	-	-	31,414
Common stock	24	-	-	24
Preferred stock	1,974	-	-	1,974
Total equity securities	46,137	-	-	46,137
Short-term investments	-	2,048	-	2,048
Total financial assets	$60,095	501,884	459	562,438
Financial liabilities:
Warrants outstanding	$-	451	-	451

	December 31, 2010
				Total
Available-for-sale investments	Level 1	Level 2	Level 3	Fair Value
	(In thousands)
Financial assets:
Fixed maturities:
U.S. Treasury and U.S. Government-sponsored enterprises	$12,825	284,955	-	297,780
Corporate	-	161,298	-	161,298
Municipal bonds	-	101,719	-	101,719
Mortgage-backed	-	14,289	519	14,808
Foreign governments	-	132	-	132
Total fixed maturities	12,825	562,393	519	575,737
Equity securities:
Stock mutual funds	20,478	-	-	20,478
Common stock	46	-	-	46
Preferred stock	2,780	-	-	2,780
Total equity securities	23,304	-	-	23,304
Total financial assets	$36,129	562,393	519	599,041
Financial liabilities:
Warrants outstanding	$-	1,587	-	1,587

Financial Instruments Valuation

Fixed maturity securities, available-for-sale.  At December 31, 2011, the fixed maturities, valued using a third-party pricing source, totaled $499.8 million for Level 2 assets and comprised 88.9% of total reported fair value.  Fair values for Level 3 assets are based upon unadjusted broker quotes that are non-binding.  The Level 1 and Level 2 valuations are reviewed and validated quarterly through random testing by comparisons to separate pricing models, other third party pricing services, and back tested to recent trades.  In addition, we obtain information relative to the third party pricing models and review model parameters for reasonableness.  For the period ended December 31, 2011, there were no material changes to the valuation methods or assumptions used to determine fair values, and no broker or third party prices were changed from the values received.

Equity securities, available-for-sale.  Fair values of these securities are based upon quoted market price and are classified as Level 1 assets.

Short-term investments.  The fair values for short-term investments are determined using a third-party pricing source. These assets are classified as Level 2.

Warrants outstanding.  Fair value of our warrants are based upon industry standard models that consider various observable inputs and are classified as Level 2.

The following table presents additional information about fixed maturity securities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value:

	December 31,
	2011	2010
	(In thousands)

Beginning Balance at January 1,	$519	577
Total realized and unrealized gains (losses)
Included in net income	-	-
Included in other comprehensive income	6	(6)
Principal paydowns	(66)	(52)
Transfer in and (out) of Level 3	-	-
Ending Balance at December 31,	$459	519

We review the fair value hierarchy classifications each reporting period.  Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets.  Such reclassifications, if any, are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

Financial Instruments not Carried at Fair Value

Estimates of fair values are made at a specific point in time, based on relevant market prices and information about the financial instrument.  The estimated fair values of financial instruments presented below are not necessarily indicative of the amounts the Company might realize in actual market transactions.  The carrying amount and fair value for the financial assets and liabilities on the consolidated balance sheets at each year-end were as follows:

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)		(In thousands)

Financial assets:
Fixed maturities, held-to-maturity	$227,500	230,093	80,232	79,103
Mortgage loans	1,557	1,428	1,489	1,433
Policy loans	39,090	39,090	35,585	35,585
Cash and cash equivalents	33,255	33,255	49,723	49,723
Financial liabilities:
Annuities	47,060	43,402	42,096	38,619

Fair values for fixed income securities are based on quoted market prices.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other assumptions, including the discount rate and estimates of future cash flows.

Mortgage loans are secured principally by residential properties and commercial properties.  Weighted average interest rates for these loans were approximately 6.6% and 6.7% per year, as of December 31, 2011 and 2010, respectively, with maturities ranging from one to thirty years.  Management estimated the fair value using an annual interest rate of 6.25% at December 31, 2011 and 2010.

The fair value of the Company's liabilities under annuity contract policies were estimated using discounted cash flows at a risk free rate plus a component for non-performance risk and interest rate risk.  The fair value of liabilities under all insurance contracts are taken into consideration in the overall management of interest rate risk, which seeks to minimize exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

Policy loans have a weighted average annual interest rate of 7.7% as of December 31, 2011 and 2010, respectively, and have no specified maturity dates.  The aggregate fair value of policy loans approximates the carrying value reflected on the consolidated balance sheet.  These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves.  Policy loans are an integral part of the life insurance policies that we have in force and cannot be valued separately and are not marketable. Therefore, the fair value approximates the carrying value.

For cash and cash equivalents, short-term investments, accrued investment income, reinsurance recoverable, other assets, federal income tax payable and receivable, dividend accumulations, commissions payable, amounts held on deposit, and other liabilities, the carrying amounts approximate fair value because of the short maturity of such financial instruments.

We recorded an impairment in 2011 of $0.6 million to an investment property that was acquired as part of the ONLIC acquisition in 2008.  A current appraisal, based primarily on an income approach, reflected a declining value of this Arkansas office building from the fair value at acquisition.